Fair Value Measurements (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Measurements
Aggregate fair value of PrimeLending's mortgage loans held for sale accounted for under the Fair Value Option	$ 1,410,000,000	$ 1,090,000,000	$ 1,400,000,000
Unpaid principal balance of PrimeLending loans held for sale accounted under the fair value option	1,350,000,000	1,070,000,000	1,360,000,000
Financial assets and liabilities
Trading securities	61,663,000	58,846,000	90,113,000
Available for sale securities	1,201,778,000	1,203,143,000	990,953,000
Mortgage servicing asset	35,877,000	20,149,000	2,080,000
Recurring | Level 1
Financial assets and liabilities
Trading securities	35,000	33,000
Available for sale securities	24,653,000	22,079,000	20,428,000
Recurring | Level 2
Financial assets and liabilities
Trading securities	61,628,000	58,813,000	90,113,000
Available for sale securities	1,113,306,000	1,121,011,000	914,248,000
Loans held for sale	1,400,464,000	1,061,310,000	1,400,737,000
Derivative assets	35,454,000	23,564,000	15,697,000
Trading liabilities	48,000	46,000	3,164,000
Derivative liabilities	13,847,000	139,000	1,080,000
Recurring | Level 3
Financial assets and liabilities
Available for sale securities	63,819,000	60,053,000	56,277,000
Loans held for sale	10,409,000	27,729,000
Mortgage servicing asset	35,877,000	20,149,000	2,080,000
Derivative liabilities	6,300,000	5,600,000	4,490,000
Recurring | Total Fair Value
Financial assets and liabilities
Trading securities	61,633,000	58,846,000	90,113,000
Available for sale securities	1,201,778,000	1,203,143,000	990,953,000
Loans held for sale	1,410,873,000	1,089,039,000	1,400,737,000
Derivative assets	35,454,000	23,564,000	15,697,000
Mortgage servicing asset	35,877,000	20,149,000	2,080,000
Trading liabilities	48,000	46,000	3,164,000
Derivative liabilities	$ 20,147,000	$ 5,739,000	$ 5,570,000